Investment Securities - Available-For-Sale Securities (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		$ 95,223	$ 92,793
Unrealized Gains		348	58
Unrealized Losses		(4,733)	(6,859)
Fair Value	[1]	90,838	85,992
Portfolio level basis adjustments, Amortized Cost		185	13
Portfolio level basis adjustments, Unrealized Losses		(185)	(13)
U.S. Treasury and agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		30,098	30,467
Unrealized Gains		32	1
Unrealized Losses		(1,360)	(2,081)
Fair Value		28,770	28,387
Residential mortgage-backed securities | Agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		39,066	35,558
Unrealized Gains		286	13
Unrealized Losses		(1,342)	(2,290)
Fair Value		38,010	33,281
Commercial mortgage-backed securities | Agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		8,703	8,673
Unrealized Gains		0	0
Unrealized Losses		(961)	(1,322)
Fair Value		7,742	7,351
Commercial mortgage-backed securities | Non-agency
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		7	7
Unrealized Gains		0	0
Unrealized Losses		0	(1)
Fair Value		7	6
Asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		6,512	7,136
Unrealized Gains		16	30
Unrealized Losses		(1)	(1)
Fair Value		6,527	7,165
Obligations of state and political subdivisions
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		10,387	10,690
Unrealized Gains		11	13
Unrealized Losses		(884)	(1,151)
Fair Value		9,514	9,552
Other
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		265	249
Unrealized Gains		3	1
Unrealized Losses		0	0
Fair Value		268	250
Excluding portfolio level basis adjustments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		95,038	92,780
Unrealized Gains		348	58
Unrealized Losses		(4,548)	(6,846)
Fair Value		$ 90,838	$ 85,992

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.